Employee Benefit Plan, Description of Plan, Withdrawals (Details) - EBP 001 [Member] - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Maximum Disaster-related Withdrawals	$ 22,000
EBP, Participant Age for Distribution Not Subject to Penalty		59 years 6 months